Revolving Loan And Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Long-term Line of Credit [Abstract]
Schedule of Debt

	2013	2012
Note payable, bank (a)	$13,044,379	$10,110,137
Other	445,356	811,643
	$13,489,735	$10,921,780
Less current maturity of
bank note payable	1,428,571	1,237,816
Total long-term debt	$12,061,164	$9,683,964

(a) Term loan due December 31, 2017; payable $357,143 quarterly plus interest. Revolving loan and advancing term loan due December 31, 2015; quarterly payments of interest with outstanding principal and accrued interest due at maturity.

Schedule of Maturities	Aggregate annual maturities of long-term debt as of December 31, 2013 are:

2014	$1,428,571
2015	6,277,593
2016	1,497,855
2017	4,285,716
2018	—
Thereafter	—
$13,489,735